Document and Entity Information	May 01, 2024
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001511337
Document Type	8-K
Document Period End Date	May 01, 2024
Entity Registrant Name	RLJ LODGING TRUST
Entity Incorporation, State or Country Code	MD
Entity File Number	001-35169
Entity Address, Address Line One	7373 Wisconsin Avenue, Suite 1500
Entity Address, City or Town	Bethesda,
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	20814
City Area Code	301
Local Phone Number	280-7777
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares of beneficial interest, par value $0.01 per share
Trading Symbol	RLJ
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Tax Identification Number	27-4706509